UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

777 E. Wisconsin Ave., 4th floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2021

U.S. Global Jets ETF

Ticker: JETS

U.S. Global GO GOLD and

Precious Metal Miners ETF

Ticker: GOAU

U.S. Global ETFs

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited)

For the six-month period through June 30, 2021, the U.S. Global Jets ETF (JETS) rose 8.04% at market value and 8.24% at net asset value (NAV), underperforming its benchmark, the U.S. Global Jets Index (JETSX), which grew 8.06%, and the benchmark index, the S&P 500, which was up 15.25%. JETS underperformed the NYSE Arca Global Airlines Index, which gained 12.97%.

The coronavirus, and in particular the delta variant, continues to have an impact on the airline industry. With the virus sweeping through many regions of the world, parts of Asia, Australia and Europe have reintroduced travel restrictions. With varying restrictions across the world and different paces of vaccination rollout, the international recovery remains a slow process.

On the positive side, President Joe Biden noted that the U.S.’s potentially lifting the European Union (EU) travel ban is “in process.” Meanwhile, Prime Minister Trudeau noted that Canada could begin allowing vaccinated tourists from the U.S. as early as mid-August, and other countries by early September.

The second quarter of 2021 is expected to be the last quarter that U.S. airlines experience red ink across the board as the economic and travel recovery gather momentum, according to Morgan Stanley. The second quarter was soft to start as vaccinations in the U.S. slowly picked up steam, but once restrictions started to come down, there was a surge of travelers into quarter end.

Airline earnings generally have been strong in the second quarter. Alaska Air reported a small loss, which was ahead of consensus, and guided toward double-digit margins in the third quarter. Earnings for Southwest Airlines were also ahead of expectations due to lower-than-guided costs. American Airlines reported surprisingly high earnings due to demand, particularly corporate.

Qantas is well positioned, both from a balance sheet and competitive position, to come out of the crisis stronger, according to some analysts. The Australian carrier derives 70% to 75% of its earnings from the domestic and loyalty businesses, limiting risk around the opening of international borders. Qantas expects to resume broader international flights at year end when most of the Australian population is expected to have been vaccinated.

The Chinese air travel market is improving. The data shows a recovery in Chinese domestic traffic and pricing in the first half of July as Guangdong travel restrictions have eased. Domestic load factors have reached a post-COVID high of 79%, suggesting healthy demand going into the peak summer season. On the other hand, Chinese international travel continues to lag, tracking at 3% of normal demand given China’s tight border controls.

U.S. Global Jets ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

Likewise, Latin American airlines are still under pressure. Capacity recovery has been subject to mobility restrictions, which has been gradually removed, stimulating demand, but it’s still well below pre-pandemic levels. Added to that, yields remain under pressure, also impacted by a poorer mix with less corporate travel.

On the threat side, the Financial Times reports that the European Commission will announce the planned introduction of a tax on jet fuel for the first time to help the EU meet its ambition of reducing average carbon emissions by 55% by 2030. Jet fuel is not currently taxed in the EU per Article 14 of the 2003 Energy Taxation Directive. The move would reportedly require unanimous backing from the 27 EU member states.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

For the six-month period through June 30, 2021, the U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU) fell 3.82% at market value and 3.29% at net asset value (NAV), underperforming its benchmark, the U.S. Global GO GOLD and Precious Metal Miners Index (GOAUX), which decreased 2.77%, and the benchmark index, the S&P 500, which rose 15.25%. GOAU outperformed the NYSE Arca Gold Miners Index, which fell 5.93%.

Early in the second quarter, Bloomberg Intelligence’s senior commodity strategist Mike McGlone noted that the gold bull market has stalled. Gold, McGlone said, is “transitioning toward a long-slog, range-bound market… Unless the higher price discovery process in Bitcoin reverses, the crypto represents a top gold headwind.”

Indeed, crypto assets such as Bitcoin continue to present a challenge to gold. Paul Tudor Jones, the head of Tudor Investments, believes that 5% of a portfolio should be in crypto assets. It serves as a diversifier, he says, much like gold or commodities. The Grayscale Bitcoin Trust could soon surpass SPDR Gold Shares in assets as the growing popularity of cryptocurrencies pushes the Bitcoin ETF over $50 billion, close to the $60 billion held in the world’s second-largest commodity ETF, which holds gold bullion.

Gold began to lift in price after Treasury Secretary Janet Yellen said President Joe Biden’s plan would not increase inflationary pressures because the boost to demand would be spread out over a decade. This would enable central banks to continue dovish monetary policies, which would allow gold to appreciate.

Billionaire investor Sam Zell is now buying gold, despite decades of criticizing those who purchase it, reports ETF Trends. Zell says it is because these monetary policies may create inflation like the 1970s, and gold could be a hedge.

CIBC analyst Cosmos Chiu wrote that he expects silver to benefit from its use in solar panels, especially given the growing importance of environmental, social and governance (ESG) investing. “Of all the metals, silver has the highest electrical conductivity, making it difficult for potential substitutes (such as copper and aluminum) to compete.”

MMC Norilsk Nickel PJSC, the world’s largest producer of palladium, expects a 900,000-ounce shortfall of the metal this year after flooding at its Arctic mines upended its December projection for an almost balanced market. Auto demand is picking up with lockdowns being relaxed across the U.S, but palladium is facing its 10th successive year of supply falling short of demand. This could create the positive market dynamics that could keep palladium in the spotlight longer than anticipated. In addition, there are only a limited number of miners with exposure to platinum and palladium deposits.

U.S. Global GO GOLD and Precious Metal Miners ETF

Management Discussion of Fund Performance
(Unaudited) (Continued)

The senior miners continue to talk down merger and acquisition (M&A) activity. Newcrest Mining CEO Sandeep Biswas said that although there is likely to be further consolidation in the gold industry, current valuations make it a tough market in which to find compelling targets. RBC’s gold mining analysts see value among mid-cap precious metal miners as stocks lagged their large-cap peers. The spread in valuation for intermediates has widened to a 40% discount, 10% higher versus the historical average despite better growth, yields and leverage to metal prices. The mid-tier miners seem to agree with RBC as Fortuna Silver Mines is acquiring Roxgold. The price offered was a 42% premium to the pre-announcement price. Coeur Mining also announced its intent to acquire 17.8% of the outstanding shares of Victoria Gold at a price of C$13.20 per share with an option to acquire more.

While the senior miners have outdistanced some of the mid-tiered miners, exploration companies with new discoveries caught a bid. Arizona Metals reported the discovery of a new high-grade gold and zinc zone at its 100% owned Kay Mine property in Arizona. The share price climbed more than 450% on the drilling results. Arizona Metals is funded for 75,000 meters of drilling to infill and expand the resource footprint.

Gold companies with exposure to copper are set to benefit from surging prices for the red metal, especially during periods of weak bullion prices. Aya Gold & Silver reported very positive drilling results. The newly discovered high-grade zone is only 35 meters from the surface and 75 meters east of the current resource. Shares of E79 Resources gained 240% on released drill results for its Happy Valley Gold Prospect in Vitoria, Australia. Drill hole HVD002 intersected 0.70 meters at 99.00 g/t Au at 94.90 meters downhole.

Investment trends in the gold industry are making it more difficult for gold companies to grow. Shareholders are demanding a high percentage of earnings and divestment proceeds. Miners must navigate tricky jurisdictions and geologies as well as gain the trust of politicians and populations at a time of rising environmental standards. Host nations are also demanding a bigger slice of any mining windfalls. Those management teams that best understand how to obtain their social license will likely prosper more. According to RBC, new projects have faced upward pressure on capital costs due to ongoing cost inflation, including steel and labor. The bank estimates that project capital intensity has increased by 25% from 2019.

U.S. Global ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the funds. Brokerage commissions will reduce returns. Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The funds may invest in the securities of smaller-capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the funds may diverge from that of the index. Because the funds may employ a representative sampling strategy and may also invest in securities that are not included in the index, the funds may experience tracking error to a greater extent than funds that seek to replicate an index. The funds are not actively managed and may be affected by a general decline in market segments related to the index. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs. Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Cryptocurrency involve unique risks that deserve time to research and understand before investing. Any future regulatory developments could affect the viability and expansion of the use of cryptocurrency. Cryptocurrencies are extremely new and nontraditional assets and a potential shareholder’s ability to evaluate the performance of cryptocurrencies be limited.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS and GOAU.

Past performance does not guarantee future results.

The U.S. Global Jets Index seeks to provide access to the global airline industry. The index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index. The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The index consists of 28 common stocks or related ADRs. The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

It is not possible to invest directly in an index.

The section labeled Schedule of Investments contains a more complete list of the funds’ holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global ETFs

Portfolio Allocations
As of June 30, 2021 (Unaudited)

U.S. Global Jets ETF

Industry Group	Percent of Net Assets
Airlines ♦	73.9%
Investments Purchased with Proceeds from Securities Lending	9.8
Internet	7.4
Aerospace & Defense	5.8
Transportation	4.7
Engineering & Construction	4.6
Miscellaneous Manufacturing	2.1
Commercial Services	1.0
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(9.8)
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

Industry Group	Percent of Net Assets
Mining ♦	99.9%
Other Assets in Excess of Liabilities	0.1
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or industries. See Note 8 in Notes to Financial Statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.5%
	Australia — 1.0%
5,098,351	Qantas Airways, Ltd.	$17,817,579
4,182,737	Sydney Airport	18,162,355
		35,979,934
	Brazil — 0.6%
1,426,053	Embraer SA - ADR (a) (b)	21,590,442

	Canada — 5.1%
4,965,342	Air Canada (a)	102,142,804
548,723	Cargojet, Inc. (b)	81,462,967
		183,605,771
	China — 2.0%
23,867,424	Air China, Ltd. - H Shares	17,552,515
27,921,209	China Southern Airlines Company, Ltd. - H Shares	17,333,208
4,728,111	Hainan Meilan International Airport Company, Ltd. - H Shares	19,760,597
7,596,799	Tongcheng-Elong Holdings, Ltd. (a)	19,020,616
		73,666,936
	France — 1.6%
140,931	Aeroports de Paris	18,356,875
294,287	Airbus SE	37,840,140
		56,197,015
	Germany — 0.5%
1,515,448	Deutsche Lufthansa AG (b)	17,052,945

	India — 0.6%
704,592	MakeMyTrip, Ltd. (a) (b)	21,172,990

	Ireland — 0.5%
173,962	Ryanair Holdings plc - ADR (a) (b)	18,824,428

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.5% (Continued)
	Japan — 2.5%
1,528,029	ANA Holdings, Inc.	$35,926,115
1,619,734	Japan Airlines Company, Ltd.	35,005,908
414,547	Japan Airport Terminal Company, Ltd. (a) (b)	18,620,006
		89,552,029
	Panama — 0.5%
259,794	Copa Holdings SA - Class A (a) (b)	19,570,282

	Singapore — 1.1%
10,538,476	Singapore Airlines, Ltd.	38,009,674

	Spain — 1.5%
116,252	Aena SME SA (a)	19,064,032
521,095	Amadeus IT Group SA (a)	36,653,057
		55,717,089
	Switzerland — 1.6%
110,801	Flughafen Zurich AG	18,322,132
602,091	Wizz Air Holdings plc (a)	38,886,761
		57,208,893
	Thailand — 1.0%
18,755,996	Airports of Thailand pcl	36,283,050

	Turkey — 2.4%
649,933	Celebi Hava Servisi AS	14,989,123
2,053,387	Pegasus Hava Tasimaciligi AS (a)	16,992,165
6,263,880	TAV Havalimanlari Holding AS	17,064,833
23,548,642	Turk Hava Yollari AO (a)	36,161,064
		85,207,185
	United Kingdom — 1.9%
2,867,208	easyJet plc	35,489,587
14,097,401	International Consolidated Airlines Group SA	33,974,481
		69,464,068

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.5% (Continued)
	United States — 74.1% (c)
3,208,151	Air Transport Services Group, Inc. (b)	$74,525,348
1,780,523	Alaska Air Group, Inc.	107,383,342
546,858	Allegiant Travel Company	106,090,452
16,192,205	American Airlines Group, Inc. (b)	343,436,668
312,184	Boeing Company	74,786,800
34,240	Booking Holdings, Inc. (a) (b)	74,920,202
8,337,953	Delta Air Lines, Inc.	360,699,848
453,356	Expedia Group, Inc. (b)	74,218,911
405,798	General Dynamics Corporation	76,395,531
4,170,378	Hawaiian Holdings, Inc. (b)	101,632,112
6,134,398	JetBlue Airways Corporation (a)	102,935,198
2,386,998	SkyWest, Inc.	102,808,004
6,659,430	Southwest Airlines Company (b)	353,549,139
3,317,264	Spirit Airlines, Inc. (a) (b)	100,977,516
2,892,838	Sun Country Airlines Holdings, Inc. (a) (b)	107,063,934
1,117,272	Textron, Inc.	76,834,795
1,883,878	TripAdvisor, Inc. (a)	75,920,283
6,798,039	United Airlines Holdings, Inc. (a) (b)	355,469,459
		2,669,647,542
	TOTAL COMMON STOCKS (Cost $3,266,749,451)	3,548,750,273

	PREFERRED STOCKS — 1.0%
	Brazil — 1.0%
695,692	Azul SA - ADR (a) (b)	18,366,269
1,961,088	Gol Linhas Aereas Inteligentes SA - ADR (a) (b)	18,081,231
	TOTAL PREFERRED STOCKS (Cost $25,313,557)	36,447,500

	SHORT-TERM INVESTMENTS — 0.5%
17,607,089	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 0.01% (d)	17,607,089
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,607,089)	17,607,089

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.8%
351,524,357	Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (d) (e)	$351,524,357
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $351,524,357)	351,524,357
	TOTAL INVESTMENTS — 109.8% (Cost $3,661,194,454)	3,954,329,219
	Liabilities in Excess of Other Assets — (9.8)%	(353,250,477)
	NET ASSETS — 100.0%	$3,601,078,742

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2021. Total Value of securities out on loan is $342,018,928.
(c)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of June 30, 2021.
(e)	Privately offered liquidity fund.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
June 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Australia — 8.0%
1,619,962	Ramelius Resources, Ltd.	$2,059,243
1,154,855	Regis Resources, Ltd.	2,043,960
1,744,207	Silver Lake Resources, Ltd. (a)	2,171,397
1,331,726	Westgold Resources, Ltd. (a)	1,877,612
		8,152,212
	Canada — 58.3% (b)
568,409	Centerra Gold, Inc.	4,314,883
1,165,160	China Gold International Resources Corporation, Ltd.	3,166,400
497,768	Dundee Precious Metals, Inc.	3,015,681
295,851	Eldorado Gold Corporation (a)	2,943,717
75,373	Franco-Nevada Corporation	10,934,360
924,143	IAMGOLD Corporation (a)	2,726,222
998,281	Karora Resources, Inc. (a)	3,213,247
445,923	Metalla Royalty & Streaming, Ltd. (a)	3,817,101
311,420	Osisko Gold Royalties, Ltd.	4,266,454
1,898,473	Roxgold, Inc. (a)	2,894,574
514,814	Sandstorm Gold, Ltd. (a)	4,061,882
331,184	Torex Gold Resources, Inc. (a)	3,815,188
241,665	Wheaton Precious Metals Corporation	10,650,177
		59,819,886
	Egypt — 2.0%
1,460,520	Centamin plc	2,044,579

	Peru — 1.9%
899,719	Hochschild Mining plc	1,909,185

	South Africa — 14.4%
156,581	AngloGold Ashanti, Ltd. - ADR	2,909,275
209,119	Gold Fields, Ltd. - ADR	1,861,159
721,275	Harmony Gold Mining Company, Ltd. - ADR	2,690,356
128,524	Impala Platinum Holdings, Ltd.	2,119,476
312,904	Royal Bafokeng Platinum, Ltd.	2,236,562
178,120	Sibanye Stillwater, Ltd. - ADR	2,979,948
		14,796,776

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Schedule of Investments
June 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	United Kingdom — 1.9%
92,825	Endeavour Mining plc	$1,993,386

	United States — 13.4%
1,278,622	Argonaut Gold, Inc. (a)	3,063,494
93,984	Royal Gold, Inc.	10,723,574
		13,787,068
	TOTAL COMMON STOCKS (Cost $102,095,337)	102,503,092
	TOTAL INVESTMENTS — 99.9% (Cost $102,095,337)	102,503,092
	Other Assets in Excess of Liabilities — 0.1%	131,991
	NET ASSETS — 100.0%	$102,635,083

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 8 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
ASSETS
Investments in securities, at value*+	$3,954,329,219	$102,503,092
Receivable for securities sold	24,005,443	5,248,500
Dividends and interest receivable	261,491	47,690
Foreign currency, at value*	51,424	—
Securities lending income receivable	39,291	—
Transaction fees receivable	1,191	—
Cash	—	138,793
Total assets	$3,978,688,059	$107,938,075

LIABILITIES
Collateral received for securities loaned (Note 4)	351,524,357	—
Payable for capital shares redeemed	24,157,750	—
Management fees payable	1,927,210	54,911
Foreign currency, at value*, due to Custodian	—	5,248,081
Total liabilities	377,609,317	5,302,992

NET ASSETS	$3,601,078,742	$102,635,083

Net assets consist of:
Paid-in capital	$2,925,758,671	$97,439,711
Total distributable earnings (accumulated deficit)	675,320,071	5,195,372
Net assets	$3,601,078,742	$102,635,083

Net asset value:
Net assets	$3,601,078,742	$102,635,083
Shares outstanding^	148,800,000	5,350,000
Net asset value, offering and redemption price per share	$24.20	$19.18
*Identified Cost:
Investments in securities	$3,661,194,454	$102,095,337
Foreign Currency	$51,739	$5,248,077

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $342,018,928 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Statements of Operations
For the Six-Months Ended June 30, 2021 (Unaudited)

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
INCOME
Dividends*	$1,733,696	$813,576
Securities lending income, net (Note 4)	247,684	—
Interest	696	18
Total investment income	1,982,076	813,594

EXPENSES
Management fees	10,882,188	307,736
Total expenses	10,882,188	307,736
Net investment income (loss)	(8,900,112)	505,858

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	400,043,030	5,330,064
Foreign currency	174,148	(26,935)
Change in unrealized appreciation (depreciation) on:
Investments	(191,353,242)	(10,296,953)
Foreign currency	(2,545)	(463)
Net realized and unrealized gain (loss) on investments and foreign currency	208,861,391	(4,994,287)
Net increase (decrease) in net assets resulting from operations	$199,961,279	$(4,488,429)

*	Net of foreign taxes withheld of $65,051 and $115,369 respectively.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
OPERATIONS
Net investment income (loss)	$(8,900,112)	$(3,219,349)
Net realized gain (loss) on investments and foreign currency	400,217,178	131,301,794
Change in unrealized appreciation (depreciation) on investments and foreign currency	(191,355,787)	487,119,376
Net increase (decrease) in net assets resulting from operations	199,961,279	615,201,821

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	(1,199,417)
Total distributions to shareholders	—	(1,199,417)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,757,489,915	2,873,045,030
Transaction fees (Note 7)	30,039	201,565
Payments for shares redeemed	(1,259,759,130)	(635,868,210)
Net increase (decrease) in net assets derived from capital share transactions (a)	497,760,824	2,237,378,385
Net increase (decrease) in net assets	$697,722,103	$2,851,380,789

NET ASSETS
Beginning of period/year	$2,903,356,639	$51,975,850
End of period/year	$3,601,078,742	$2,903,356,639

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	67,250,000	159,900,000
Redemptions	(48,300,000)	(31,700,000)
Net increase (decrease)	18,950,000	128,200,000

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
OPERATIONS
Net investment income (loss)	$505,858	$327,225
Net realized gain (loss) on investments and foreign currency	5,303,129	7,310,044
Change in unrealized appreciation (depreciation) on investments and foreign currency	(10,297,416)	4,284,785
Net increase (decrease) in net assets resulting from operations	(4,488,429)	11,922,054

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	—	(6,711,148)
Total distributions to shareholders	—	(6,711,148)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	30,602,205	59,962,830
Transaction fees (Note 7)	11	28,201
Payments for shares redeemed	(31,592,825)	(7,697,615)
Net increase (decrease) in net assets derived from capital share transactions (a)	(990,609)	52,293,416
Net increase (decrease) in net assets	$(5,479,038)	$57,504,322

NET ASSETS
Beginning of period/year	$108,114,121	$50,609,799
End of period/year	$102,635,083	$108,114,121

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,450,000	2,900,000
Redemptions	(1,550,000)	(350,000)
Net increase (decrease)	(100,000)	2,550,000

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of period/year	$22.36		$31.50		$27.94	$32.60	$27.97	$24.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (1)	(0.06)		(0.05)		0.31	0.18	0.16	0.18
Net realized and unrealized gain (loss) on investments and foreign currency (2)	1.90		(9.08)		3.64	(4.67)	4.98	3.09
Total from investment operations	1.84		(9.13)		3.95	(4.49)	5.14	3.27

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—		(0.00	)(3)	(0.39)	(0.15)	(0.14)	(0.16)
Capital gains	—		(0.01)		—	(0.02)	(0.37)	—
Total distributions	—		(0.01)		(0.39)	(0.17)	(0.51)	(0.16)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00	(3)	0.00	(3)	—	—	—	—
Net asset value, end of period/year	$24.20		$22.36		$31.50	$27.94	$32.60	$27.97

Total return	8.24	%(4)	-28.99%		14.10%	-13.76%	18.40%	13.15%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$3,601,079		$2,903,357		$51,976	$85,230	$104,332	$65,721

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60	%(5)	0.60%		0.60%	0.60%	0.60%	0.60%
Net investment income (loss) to average net assets	-0.49	%(5)	-0.28%		1.02%	0.57%	0.53%	0.75%
Portfolio turnover rate (6)	38	%(4)	88%		31%	33%	36%	44%

(1)	Calculated based on average shares outstanding during the period.
(2)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017 (1)
Net asset value, beginning of period/year	$19.84		$17.45	$11.40	$12.81	$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (2)	0.10		0.07	0.06	0.06	0.03
Net realized and unrealized gain (loss) on investments and foreign currency (6)	(0.76)		3.54	6.02	(1.42)	0.80
Total from investment operations	(0.66)		3.61	6.08	(1.36)	0.83

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—		(0.05)	(0.03)	(0.05)	(0.02)
Capital gains	—		(1.18)	—	—	—
Total distributions	—		(1.23)	(0.03)	(0.05)	(0.02)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	0.00	(7)	0.01	—	—	—
Net asset value, end of period/year	$19.18		$19.84	$17.45	$11.40	$12.81

Total return	-3.29	%(3)	20.85%	53.37%	-10.60%	6.89	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$102,635		$108,114	$50,610	$11,398	$10,886

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60	%(4)	0.60%	0.60%	0.60%	0.60	%(4)
Net investment income (loss) to average net assets	0.99	%(4)	0.37%	0.40%	0.49%	0.43	%(4)
Portfolio turnover rate (5)	41	%(3)	130%	158%	130%	70	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(7)	Represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

Notes to Financial Statements
June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. U.S. Global Jets ETF commenced operations on April 28, 2015, and U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017.

The end of the reporting period for the Funds is June 30, 2021, and the period covered by these Notes to Financial Statements is the six-months ended June 30, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,548,750,273	$—	$—	$3,548,750,273
Preferred Stocks	36,447,500	—	—	36,447,500
Short-Term Investments	17,607,089	—	—	17,607,089
Investments Purchased with Proceeds from Securities Lending	—	351,524,357	—	351,524,357
Total Investments in Securities	$3,602,804,862	$351,524,357	$—	$3,954,329,219

^	See Schedule of Investments for breakout of investments by country classification.

U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$102,503,092	$—	$—	$102,503,092
Total Investments in Securities	$102,503,092	$—	$—	$102,503,092

^	See Schedule of Investments for breakout of investments by country classification.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the year ended December 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
U.S. Global Jets ETF	$(132,828,107)	$132,828,107
U.S. Global GO GOLD and Precious Metal Miners ETF	$(2,528,806)	$2,528,806

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

During the year ended December 31, 2020, the U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF realized $132,828,107 and $2,528,806, respectively, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings/(accumulated deficit) to paid-in capital.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for U.S. Global Jets ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

U.S. Global Jets ETF may lend up to 33⅓ percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Collateral Received*
$342,018,928	$351,524,357

*

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Fund on the investment of cash collateral received from the borrowers for the securities loaned to it (“Securities lending Income”) is reflected in the Fund’s Statement of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period was $247,684.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no offsetting disclosures have been made on behalf of the Fund.

NOTE 5 – PURCHASE AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$1,384,893,487	$1,345,247,810
U.S. Global GO GOLD and Precious Metal Miners ETF	43,026,941	41,586,876

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
U.S. Global Jets ETF	$1,701,872,948	$1,253,620,061
U.S. Global GO GOLD and Precious Metal Miners ETF	29,883,665	31,594,491

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2020 were as follows:

	U.S. Global Jets ETF	U.S. Global GO GOLD and Precious Metal Miners ETF
Tax cost of investments	$3,023,637,871	$98,605,138
Gross tax unrealized appreciation	$516,194,191	$14,455,939
Gross tax unrealized depreciation	(62,176,981)	(4,915,050)
Total unrealized appreciation/(depreciation)	454,017,210	9,540,889
Undistributed ordinary income	21,341,582	—
Undistributed long term capital gains	—	785,358
Other accumulated gain/(loss)	—	(642,446)
Distributable earnings/(accumulated deficit)	$475,358,792	$9,683,801

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

At December 31, 2020, U.S. Global Jets ETF deferred, on a tax-basis, no post-October capital losses and U.S. Global GO GOLD and Precious Metal Miners ETF deferred, on a tax-basis $642,446 of post-October capital losses. The Funds deferred no late-year ordinary losses.

As of December 31, 2020, the Funds had no capital loss carryforwards available. During the current fiscal period, U.S. Global Jets ETF utilized $1,423,397 of short-term and $1,187,306 of long-term capital loss carryforward that was available as of December 31, 2019.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2020 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$1,199,417	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	5,907,818	803,330

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2019 was as follows:

	Ordinary Income	Capital Gains
U.S. Global Jets ETF	$645,383	$—
U.S. Global GO GOLD and Precious Metal Miners ETF	74,329	—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited) (Continued)

government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

U.S. Global ETFs

Expense Examples

For the Six-Months Ended June 30, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated in the following Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

U.S. Global ETFs

Expense Examples

For the Six-Months Ended June 30, 2021 (Unaudited) (Continued)

U.S. Global Jets ETF

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,082.40	$3.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

U.S. Global GO GOLD and Precious Metal Miners ETF

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$967.10	$2.93
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

U.S. Global ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

U.S. Global ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended December 31, 2020, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global Jets ETF	13.57%
U.S. Global GO GOLD and Precious Metal Miners ETF	14.70%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2020 was as follows:

U.S. Global Jets ETF	10.48%
U.S. Global GO GOLD and Precious Metal Miners ETF	1.43%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global Jets ETF	93.86%
U.S. Global GO GOLD and Precious Metal Miners ETF	95.18%

U.S. Global ETFs

Federal Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global Jets ETF	$—	$—	—
U.S. Global GO GOLD and Precious Metal Miners ETF	$113,379	$0.02080349	100%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.usglobaletfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.usglobaletfs.com daily.

U.S. Global ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.usglobaletfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at www.usglobaletfs.com.

(This Page Intentionally Left Blank.)

Adviser

U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Index Provider

U.S. Global Indices, LLC
7900 Callaghan Road
San Antonio, Texas 78229

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF

Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF

Symbol – GOAU
CUSIP – 26922A719

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/1/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/1/2021